Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000006689
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	8.78%	5.99%	8.95%
C000006692
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
Without Sales Load [Member] | C000006689
Average Annual Return [Line Items]
Average Annual Return, Percent	15.10%	7.19%	9.57%
Without Sales Load [Member] | C000006692
Average Annual Return [Line Items]
Average Annual Return, Percent	15.41%	7.48%	9.86%
UBS Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	20.38%	12.79%	15.37%
UBS Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	20.38%	12.79%	15.37%